Columbia Global Energy and Natural Resources Fund
SUMMARY OF THE FUND
Investment Objective
Columbia Global Energy and Natural Resources Fund (the Fund) seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and members of your immediate family invest, or agree to invest in the future, at least $50,000 in certain classes of shares of eligible funds distributed by Columbia Management Investment Distributors, Inc. (the Distributor). More information about these and other discounts is available from your financial intermediary, and can be found in the Choosing a Share Class section beginning on page 24 of the Fund’s prospectus and in Appendix S to the Statement of Additional Information (SAI) under Sales Charge Waivers beginning on page S-1.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Columbia Global Energy and Natural Resources Fund	Class A		Class B		Class C		Class I	Class K	Class R	Class R4	Class R5	Class Z
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.75%		none		none		none	none	none	none	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	1.00%	[1]	5.00%	[2]	1.00%	[3]	none	none	none	none	none	none
[1]	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
[2]	This charge decreases over time.
[3]	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Columbia Global Energy and Natural Resources Fund		Class A	Class B	Class C	Class I	Class K	Class R	Class R4	Class R5	Class Z
Management fees	[1]	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Distribution and/or service (12b-1) fees		0.25%	1.00%	1.00%	none	none	0.50%	none	none	none
Other expenses	[1],[2]	0.30%	0.30%	0.30%	0.09%	0.39%	0.30%	0.30%	0.14%	0.30%
Total annual Fund operating expenses		1.30%	2.05%	2.05%	0.84%	1.14%	1.55%	1.05%	0.89%	1.05%
[1]	Management fees reflect the combination of advisory and administrative services fees under one agreement providing for a single management fee. As a result, other expenses do not include administrative services fees. Advisory fees and administrative services fees paid pursuant to separate prior agreements amounted to 0.69% and 0.06% of average daily net assets of the Fund, respectively.
[2]	Other expenses for Class A, Class B, Class C, Class K, Class R, Class R4, Class R5 and Class Z shares have been restated to reflect current transfer agency fees paid by the Fund.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
  you invest $10,000 in the applicable class of Fund shares for the periods indicated, your investment has a 5% return each year, and
  the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:
Expense Example - Columbia Global Energy and Natural Resources Fund - USD ($)	1 year	3 years	5 years	10 years
Class A	700	963	1,247	2,053
Class B	708	943	1,303	2,187
Class C	308	643	1,103	2,379
Class I	86	268	466	1,037
Class K	116	362	628	1,386
Class R	158	490	845	1,845
Class R4	107	334	579	1,283
Class R5	91	284	493	1,096
Class Z	107	334	579	1,283

Expense Example, No Redemption - Columbia Global Energy and Natural Resources Fund - USD ($)	1 year	3 years	5 years	10 years
Class A	700	963	1,247	2,053
Class B	208	643	1,103	2,187
Class C	208	643	1,103	2,379
Class I	86	268	466	1,037
Class K	116	362	628	1,386
Class R	158	490	845	1,845
Class R4	107	334	579	1,283
Class R5	91	284	493	1,096
Class Z	107	334	579	1,283

Portfolio Turnover
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 51% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of borrowings for investment purposes) in equity securities (including, but not limited to, common stocks, preferred stocks and securities convertible into common or preferred stocks) of U.S. and foreign companies engaged in the energy and natural resources industries. These companies include those engaged in the discovery, development, production or distribution of energy or natural resources and companies that develop technologies for, and furnish energy and natural resource supplies and services to, these companies. The Fund may invest in companies that have market capitalizations of any size.

The Fund typically invests at least 50% of its assets in crude oil, petroleum and natural gas companies. The Fund also may invest up to 35% of its assets to gain exposure to precious metals, such as gold, including companies engaged in the production of precious metals.

Under normal circumstances, the Fund generally invests at least 40% of its net assets in companies that maintain their principal place of business or conduct their principal business activities outside the U.S., companies that have their securities traded on non-U.S. exchanges or that have securities that trade in the form of depositary receipts or companies that have been formed under the laws of non-U.S. countries, including those of emerging markets. The Fund considers a company to conduct its principal business activities outside the U.S. if it derives at least 50% of its revenue or profits from business outside the U.S. or has at least 50% of its sales or assets outside the U.S. This 40% minimum investment amount may be reduced to 30% if market conditions for these investments or specific foreign markets are deemed unfavorable.

The Fund may invest in derivatives, including options and forward foreign currency contracts, in an effort to enhance returns, to hedge existing positions, to manage the Fund’s overall risk exposure, to increase market exposure, and/or to increase investment flexibility (including using the derivative as a substitute for a position in an underlying security, currency, asset, or other instrument or reference). Derivatives may be used by the Fund to obtain net long and/or net negative (short) exposure to a security, currency, asset, or other instrument or reference.

The Fund may invest in securities that the investment manager believes are undervalued, represent growth opportunities, or both.

The investment manager combines fundamental and quantitative analysis with risk management in identifying investment opportunities and constructing the Fund’s portfolio.

The Fund’s investment strategy may involve the frequent trading of portfolio securities.

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in the securities of fewer issuers than can a diversified fund.
Principal Risks
An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and share price may go down.

Active Management Risk. Due to its active management, the Fund could underperform its benchmark index and/or other funds with similar investment objectives.

Convertible Securities Risk. Convertible securities are subject to the usual risks associated with debt instruments, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk. The Fund may also be forced to convert a convertible security at an inopportune time, which may decrease the Fund’s return.

Depositary Receipts Risk. Depositary receipts are receipts issued by a bank or trust company reflecting ownership of underlying securities issued by foreign companies. Some foreign securities are traded in the form of American Depositary Receipts (ADRs). Depositary receipts involve risks similar to the risks associated with investments in foreign securities, including those associated with investing in the particular country of an issuer, which may be related to the particular political, regulatory, economic, social and other conditions or events occurring in the country and fluctuations in its currency, as well as market risk tied to the underlying foreign company. In addition, ADR holders may have limited voting rights, may not have the same rights afforded typical company stockholders in the event of a corporate action such as an acquisition, merger or rights offering and may experience difficulty in receiving company stockholder communications.

Derivatives Risk. Losses involving derivative instruments may be substantial, because a relatively small movement in the price of an underlying security, instrument, commodity, currency or index may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility for the Fund. Derivative investments will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk and/or liquidity risk.

Derivatives Risk/Forward Foreign Currency Contracts Risk. These instruments are a type of derivative contract whereby the Fund may agree to buy or sell a country’s or region’s currency at a specific price on a specific date in the future. These instruments may fall in value (sometimes dramatically) due to foreign market downswings or foreign currency value fluctuations, subjecting the Fund to foreign currency risk. Investment in these instruments also subjects the Fund to counterparty risk. The Fund’s strategy of investing in these instruments may not be successful and the Fund may experience significant losses as a result.

Derivatives Risk/Options Risk. The use of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Fund sells a put option, there is a risk that the Fund may be required to buy the underlying asset at a disadvantageous price. If the Fund sells a call option, there is a risk that the Fund may be required to sell the underlying asset at a disadvantageous price, and if the call option sold is not covered (for example, by owning the underlying asset), the Fund's losses are potentially unlimited. These transactions involve other risks, including counterparty risk and hedging risk.

Foreign Securities Risk. Investments in or exposure to foreign securities involve certain risks not associated with investments in or exposure to securities of U.S. companies. Foreign securities subject the Fund to the risks associated with investing in the particular country of an issuer, including the political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, as well as risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than securities of U.S. companies, and are subject to the risks associated with potential imposition of economic and other sanctions against a particular foreign country, its nationals or industries or businesses within the country. In addition, foreign governments may impose withholding or other taxes on the Fund’s income, capital gains or proceeds from the disposition of foreign securities, which could reduce the Fund’s return on such securities. The performance of the Fund may also be negatively impacted by fluctuations in a foreign currency’s strength or weakness relative to the U.S. dollar, particularly to the extent the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar.

Frequent Trading Risk. The portfolio managers may actively and frequently trade investments in the Fund's portfolio to carry out its investment strategies. Frequent trading of investments increases the possibility that the Fund, as relevant, will realize taxable capital gains (including short-term capital gains, which are generally taxable to shareholders at higher rates than long-term capital gains for U.S. federal income tax purposes), which could reduce the Fund's after-tax return. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund's return. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance.

Geographic Focus Risk. The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. The Fund’s NAV may be more volatile than the NAV of a more geographically diversified fund.

The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries in Europe. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. In addition, the private and public sectors’ debt problems of a single European Union (EU) country can pose significant economic risks to the EU as a whole. As a result, the Fund’s NAV may be more volatile than the NAV of a more geographically diversified fund. If securities of issuers in Europe fall out of favor, it may cause the Fund to underperform other funds that do not focus their investments in this region of the world.

Growth Securities Risk. Growth securities typically trade at a higher multiple of earnings than other types of equity securities. Accordingly, the market values of growth securities may never reach their expected market value and may decline in price. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

Issuer Risk. An issuer in which the Fund invests or to which it has exposure may perform poorly, and the value of its securities may therefore decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors.

Market Risk. Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. An investment in the Fund could lose money over short or long periods. Although equity securities generally tend to have greater price volatility than debt securities, under certain market conditions, debt instruments may have comparable or greater price volatility.

Non-Diversified Fund Risk. The Fund is non-diversified, which generally means that it will invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund's value will likely be more volatile than the value of a more diversified fund.

Preferred Stock Risk. Preferred stock is a type of stock that generally pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights. The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades. The most significant risks associated with investments in preferred stock include issuer risk, market risk and interest rate risk (i.e., the risk of losses attributable to changes in interest rates).

Quantitative Model Risk. Investments selected using quantitative methods may perform differently from the market as a whole. There can be no assurance that these methodologies will enable the Fund to achieve its objective.

Sector Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a related group of industries within an economic sector, including the energy and materials sectors. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. Generally, the more broadly the Fund invests, the more it spreads risk and potentially reduces the risks of loss and volatility.

The Fund may be more susceptible to the particular risks that may affect companies in the energy sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the energy sector are subject to certain risks, including legislative or regulatory changes, adverse market conditions and increased competition. Performance of such companies may be affected by factors including, among others, fluctuations in energy prices and supply and demand of energy fuels, energy conservation, the success of exploration projects, local and international politics, and events occurring in nature. For instance, natural events (such as earthquakes, hurricanes or fires in prime natural resources areas) and political events (such as government instability or military confrontations) can affect the value of companies involved in business activities in the energy sector. Other risks may include liabilities for environmental damage and general civil liabilities, depletion of resources, and mandated expenditures for safety and pollution control. The energy sector may also be affected by economic cycles, rising interest rates, high inflation, technical progress, labor relations, legislative or regulatory changes, local and international politics, and adverse market conditions.

The Fund may be more susceptible to the particular risks that may affect companies in the materials sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the materials sector are subject to certain risks, including that many materials companies are significantly affected by the level and volatility of commodity prices, exchange rates, import controls, increased competition, environmental policies, consumer demand, and events occurring in nature. For instance, natural events (such as earthquakes, hurricanes or fires in prime natural resource areas) and political events (such as government instability or military confrontations) can affect the value of companies involved in business activities in the materials sector. Performance of such companies may be affected by factors including, among others, that at times worldwide production of industrial materials has exceeded demand as a result of over-building or economic downturns, leading to poor investment returns or losses. Other risks may include liabilities for environmental damage and general civil liabilities, depletion of resources, and mandated expenditures for safety and pollution control. The materials sector may also be affected by economic cycles, rising interest rates, high inflation, technical progress, labor relations, legislative or regulatory changes, local and international politics, and adverse market conditions. In addition, prices of, and thus the Fund’s investments in, precious metals are considered speculative and are affected by a variety of worldwide and economic, financial and political factors. Prices of precious metals may fluctuate sharply.

Small- and Mid-Cap Company Securities Risk. Investments in small- and mid-capitalization companies (small- and mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Securities of small- and mid-cap companies may be less liquid and more volatile than the securities of larger companies.

Value Securities Risk. Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the portfolio manager's perceived value assessment of that security, or may decline in price, even though the portfolio manager(s) believe(s) the securities are already undervalued. There is also a risk that it may take longer than expected for the value of these investments to rise to the portfolio manager’s perceived value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.
Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class Z share performance has varied for each full calendar year shown. The table below the bar chart compares the Fund’s returns (after applicable sales charges shown in the Shareholder Fees table in this prospectus) for the periods shown with a blended index that is intended to provide a measure of the Fund's performance given its investment strategy, as well as one or more other measures of performance for markets in which the Fund may invest.

The performance of one or more share classes shown in the table below begins before the indicated inception date for such share class. The returns shown for each such share class include the returns of the Fund’s Class Z shares (adjusted to reflect the higher class-related operating expenses of such classes, where applicable) for periods prior to its inception date. Except for differences in annual returns resulting from differences in expenses and sales charges (where applicable), the share classes of the Fund would have substantially similar annual returns because all share classes of the Fund invest in the same portfolio of securities.

The returns shown for the Fund include the returns of Energy and Natural Resources Fund, the predecessor to the Fund and a series of Excelsior Funds, Inc., for periods prior to March 31, 2008.

The after-tax returns shown in the Average Annual Total Returns table below are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-advantaged accounts such as 401(k) plans or Individual Retirement Accounts (IRAs). The after-tax returns are shown only for Class Z shares and will vary for other share classes.

The Fund’s performance prior to August 2013 reflects returns achieved pursuant to different principal investment strategies.

The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiathreadneedle.com/us.
Year by Year Total Return (%) as of December 31 Each Year
[1]	Year to Date return as of September 30, 2015: -20.72%

Best and Worst Quarterly Returns During the Period Shown in the Bar Chart Best 2nd Quarter 2008 27.35% Worst 3rd Quarter 2008 -38.19%
Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2014)
Average Annual Total Returns - Columbia Global Energy and Natural Resources Fund	Share Class Inception Date	1 Year	5 Years	10 Years
Class Z	Dec. 31, 1992	(11.46%)	1.46%	6.51%
Class Z | returns after taxes on distributions	Dec. 31, 1992	(13.05%)	0.89%	4.96%
Class Z | returns after taxes on distributions and sale of Fund shares	Dec. 31, 1992	(5.30%)	1.17%	5.30%
Class A	Sep. 28, 2007	(16.75%)	0.02%	5.63%
Class B	Mar. 07, 2011	(16.40%)	0.04%	5.33%
Class C	Sep. 28, 2007	(13.13%)	0.46%	5.49%
Class I	Sep. 27, 2010	(11.27%)	1.67%	6.62%
Class K	Mar. 07, 2011	(11.59%)	1.34%	6.31%
Class R	Sep. 27, 2010	(11.90%)	0.96%	5.93%
Class R4	Nov. 08, 2012	(11.50%)	1.46%	6.51%
Class R5	Nov. 08, 2012	(11.32%)	1.54%	6.55%
Blended Index (consists of 60% MSCI World Energy Sector Index (Net) and 40% MSCI World Materials Sector Index (Net)) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes)		(8.86%)	2.78%	6.29%
S&P North American Natural Resources Sector Index (reflects no deductions for fees, expenses or taxes)		(9.77%)	4.28%	7.65%